Inventories (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Components of inventories
Raw materials	$ 60,800,000	$ 58,000,000
Work in process	29,200,000	30,000,000
Finished products	87,100,000	87,300,000
Inventory, Net, Total	$ 177,112,000	$ 175,291,000